Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Capital office leases - finance lease asset	$ 30,560	$ 0
Total property and equipment, gross	124,691	73,068
Accumulated depreciation	(40,842)	(36,801)
Total property and equipment, net	83,849	36,267
Depreciation	13,996	12,709	$ 9,181
Impairment of Leasehold	5,491
Computer hardware
Property, Plant and Equipment [Line Items]
Total computer hardware and other property	45,510	38,253
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total computer hardware and other property	11,578	21,614
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Total computer hardware and other property	34,709	13,201
Other
Property, Plant and Equipment [Line Items]
Total computer hardware and other property	$ 2,334	$ 0